VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—3.7%
Trade Desk, Inc. (The) Class A(1)	539,278	$ 52,671
Consumer Discretionary—25.3%
Domino’s Pizza, Inc.	70,803	36,558
Global-e Online Ltd.(1)	1,211,650	43,947
MercadoLibre, Inc.(1)	36,058	59,258
Murphy USA, Inc.	45,204	21,221
On Holding AG Class A(1)	946,507	36,724
Pool Corp.	103,931	31,941
Rollins, Inc.	567,654	27,696
Ross Stores, Inc.	228,486	33,204
SiteOne Landscape Supply, Inc.(1)	291,983	35,450
TopBuild Corp.(1)	55,212	21,271
Ulta Beauty, Inc.(1)	28,008	10,807
		358,077

Consumer Staples—8.8%
Celsius Holdings, Inc.(1)	1,530,932	87,401
Freshpet, Inc.(1)	288,432	37,320
		124,721

Energy—4.1%
Devon Energy Corp.	368,785	17,480
Diamondback Energy, Inc.	201,649	40,368
		57,848

Financials—5.6%
Corpay, Inc.(1)	80,869	21,545
Goosehead Insurance, Inc. Class A(1)	599,152	34,415
Toast, Inc. Class A(1)	906,915	23,371
		79,331

Health Care—10.1%
HealthEquity, Inc.(1)	206,913	17,836
IDEXX Laboratories, Inc.(1)	72,618	35,380
Mettler-Toledo International, Inc.(1)	30,137	42,119
STAAR Surgical Co.(1)	386,963	18,423
Zoetis, Inc. Class A	169,784	29,434
		143,192

Industrials—12.4%
Equifax, Inc.	182,790	44,319
	Shares	Value

Industrials—continued
Fair Isaac Corp.(1)	80,637	$ 120,041
Paycom Software, Inc.	72,965	10,437
		174,797

Information Technology—27.0%
Amphenol Corp. Class A	1,046,578	70,508
Cloudflare, Inc. Class A(1)	314,811	26,076
Datadog, Inc. Class A(1)	252,126	32,698
Gartner, Inc.(1)	157,512	70,732
Lattice Semiconductor Corp.(1)	306,263	17,760
MongoDB, Inc. Class A(1)	89,720	22,427
Monolithic Power Systems, Inc.	46,756	38,419
PTC, Inc.(1)	187,070	33,985
Roper Technologies, Inc.	39,724	22,391
Teradyne, Inc.	312,694	46,369
		381,365

Real Estate—2.1%
CoStar Group, Inc.(1)	403,387	29,907
Total Common Stocks (Identified Cost $769,364)		1,401,909

Total Long-Term Investments—99.1% (Identified Cost $769,364)		1,401,909

TOTAL INVESTMENTS—99.1% (Identified Cost $769,364)		$1,401,909
Other assets and liabilities, net—0.9%		12,830
NET ASSETS—100.0%		$1,414,739

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
Brazil	4
Israel	3
Switzerland	3
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,401,909	$1,401,909
Total Investments	$1,401,909	$1,401,909
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2023:	$ 25,097	$ 25,097
Net realized gain (loss)	(12,976)	(12,976)
Net change in unrealized appreciation (depreciation)	14,903	14,903
Sales	(27,024)	(27,024)
Balance as of June 30, 2024	$ —	$ —
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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